Shareholders’ Equity - Schedule of Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 27,996,157	$ 37,558,944
GMB (Beijing) [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(4,730)	2,598
GMB Culture [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(3,357)	(418)
Sunrise Tech [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(245,687)	(216,195)
GMB Consulting [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	12,274	12,695
Shidong Cloud [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	36,679	37,952
Sunrise Guxian [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(199,262)	(178,849)
Sunrise Chenhui [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(94,226)	(74,081)
GMB Technology [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(197,757)	(192,638)
Alchemistica [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(2,797)
Sunrise Anhui [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(62,141)
Innovation Research [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(16,493)
Sunrise Guizhou [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 28,773,654	$ 38,167,880